Real Property Interests	12 Months Ended
Dec. 31, 2014
Real Property Interests
Real Property Interests

4. Real Property Interests

The following summarizes the Partnership’s real property interests:

	December 31,
	2014*	2013*
Land	$4,829,573	$1,895,117
Real property interests – perpetual	45,834,289	44,435,392
Real property interests – non-perpetual	137,544,191	124,365,397
Total land and real property interests	188,208,053	170,695,906
Accumulated amortization	(5,873,199)	(2,848,040)
Land and net real property interests	$182,334,854	$167,847,866

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015. See Note 3 above.

The following table summarizes the allocations of estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

		Investments in real	In-place lease	Above-market	Below-market	Total purchase
Year	Land	property interests	intangibles	lease intangibles	lease intangibles	price
2014	$—	$5,482,055	$152,067	$—	$(249,612)	$5,384,510
2013	1,301,916	29,419,297	1,033,601	48,845	(1,497,400)	30,306,259

Acquired Assets 2014*	2,934,456	9,365,699	308,035	600,746	(1,660,519)	11,548,417
Acquired Assets 2013*	-	1,002,908	17,332	15,076	-	1,035,316

*Represents prior-period financial information retroactively adjusted for certain assets acquired on March 4, 2015.

During the year ended December 31, 2014, the Partnership purchased additional investments in tenant sites for $ 5,384,510.

The weighted average remaining amortization period for non‑perpetual real property interests is 48 years at December 31, 2014 and 2013.

Future estimated aggregate amortization of real property interests for each of the five succeeding fiscal years and thereafter as of December 31, 2014, are as follows:

2015	$3,185,399
2016	3,185,399
2017	3,185,399
2018	3,185,399
2019	3,185,399
Thereafter	115,743,997
Total	$131,670,992